Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets amortization expense recognized	¥ 7,961	¥ 8,513	¥ 9,267